3. SUMMARY OF MATERIAL ACCOUNTING POLICY INFORMATION: (i) Loss per share (Details) - shares	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Details
Anti-dilutive warrants outstanding	3,363,000	3,333,000	2,465,000